Leases (Tables)	12 Months Ended
Dec. 31, 2019
Leases [Abstract]
Adoption of New IFRS Pronouncements
Our significant lease arrangements include contracts for leasing office premises, mining equipment, rail cars, pipelines and road and port facilities. As at December 31, 2019, $762 million of right-of-use assets are recorded as part of land, buildings, plant and equipment within property, plant and equipment.

(CAD$ in millions)
Net book value as at December 31, 2018	$504
IFRS 16 adoption (Note 33(a))	280
Additions	155
Depreciation	(145)
Changes in foreign exchange rates and other	(32)
Closing net book value as at December 31, 2019	$762

Disclosure of Maturity Analysis of Lease Liabilities
Minimum lease payments in respect of lease liabilities and the effect of discounting are as follows:

(CAD$ in millions)	December 31, 2019
Undiscounted minimum lease payments:
Less than one year	$162
Two to three years	193
Four to five years	109
Thereafter	676
1,140
Effect of discounting	(468)
Present value of minimum lease payments - total lease liabilities	672
Less current portion	(160)
Long-term lease liabilities	$512

Disclosure of Lease Liability Continuity
Lease Liability Continuity

(CAD$ in millions)
As at December 31, 2018	$338
IFRS 16 adoption (Note 33(a))	342
Cash flows
Principal payments	(150)
Interest payments	(39)
Non-cash changes
Additions	170
Accretion (Note 10)	39
Changes in foreign exchange and other	(28)
As at December 31, 2019	$672